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Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Growth Fund of America

File Nos. 811-00862 and 002-14728

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on October 30, 2015 of Registrant's Post-Effective Amendment No. 101 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940.

Sincerely,

MICHAEL W. STOCKTON